Loans and financings (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Mar. 28, 2022	Mar. 18, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest rate			4.625%
Current	$ 50,840		$ 128,470		$ 46,713
Non-current	1,618,419				1,652,602
Total borrowings	1,669,259				1,699,315	$ 2,024,314
Fair value	1,580,448				1,766,967
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Current	19,144
Non-current	1,191,828
Total borrowings	1,210,972				1,340,247
Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Current	2,369
Non-current	48,353
Total borrowings	50,722				51,316
Eurobonds u s d [member]
IfrsStatementLineItems [Line Items]
Current	18,656
Non-current	1,191,827
Total borrowings	1,210,483	[1]			1,338,334
Fair value	$ 1,162,741				1,440,920
Eurobonds u s d [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest rate	5.84%
Debt With Brazilian National Bank For Economic And Social Development [Member]
IfrsStatementLineItems [Line Items]
Current	$ 26,105
Non-current	190,211
Total borrowings	216,316				215,801
Fair value	$ 183,452				180,565
Debt With Brazilian National Bank For Economic And Social Development [Member] | Brazilian System For Clearance And Custody Selic Rate [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	3.10%
Debt With Brazilian National Bank For Economic And Social Development [Member] | Tlp Ipca [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	5.46%
Export Credit Note One [Member]
IfrsStatementLineItems [Line Items]
Interest rate				2.50%
Current				$ 90,000
Export Credit Note One [Member] | London Interbank Offered Rate Libor Three Months [Member]
IfrsStatementLineItems [Line Items]
Adjustment to interest rate	1.54%
Export Credit Note [Member]
IfrsStatementLineItems [Line Items]
Current	$ 5,500
Non-current	227,290
Total borrowings	232,790				135,077
Fair value	$ 227,201				136,389
Export Credit Note [Member] | Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	134.20%
Export Credit Note [Member] | Interbank Deposit Certificate Rate Cdi One [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	2.50%
Debentures [Member]
IfrsStatementLineItems [Line Items]
Total borrowings					4,916
Fair value					4,901
Debentures [Member] | Interbank Deposit Certificate Rate Cdi [Member]
IfrsStatementLineItems [Line Items]
Percentage of reference rate	107.50%
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Current	$ 579
Non-current	9,091
Total borrowings	9,670				5,187
Fair value	$ 7,054				$ 4,192

[1]	The negative balances refer to related funding costs (fee) amortization.